Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	41
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		March 20, 2015
Closing Date:		April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$16,657,038.40	0.0429305	$2,331,526.66	0.0060091	$14,325,511.74
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$149,727,038.40	0.1280736	$135,401,526.66	0.1158199	$14,325,511.74

Weighted Avg. Coupon (WAC)	3.05%		3.06%
Weighted Avg. Remaining Maturity (WARM)	22.68		21.83
Pool Receivables Balance	$194,709,907.50		$180,007,565.27
Remaining Number of Receivables	28,321		27,369

Adjusted Pool Balance	$190,495,283.87		$176,169,772.13

III. COLLECTIONS

Principal:
Principal Collections	$14,298,618.91
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$398,827.34
Total Principal Collections	$14,697,446.25

Interest:
Interest Collections	$506,807.10
Late Fees & Other Charges	$40,626.85
Interest on Repurchase Principal	$-
Total Interest Collections	$547,433.95

Collection Account Interest	$20,126.47
Reserve Account Interest	$4,599.48
Servicer Advances	$-

Total Collections	$15,269,606.15

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	41
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$15,269,606.15
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,269,606.15

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$162,258.26	$-	$162,258.26	162,258.26
	Collection Account Interest					$20,126.47
	Late Fees & Other Charges					$40,626.85
	Total due to Servicer					$223,011.58

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$15,546.57		$15,546.57
	Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:			$108,687.90		$108,687.90	108,687.90

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$14,832,817.67

7.	Regular Principal Distribution Amount:					14,325,511.74

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$14,325,511.74
	Class A-4 Notes				$-
	Class A Notes Total:		$14,325,511.74		$14,325,511.74
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$14,325,511.74		$14,325,511.74

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					507,305.93

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,214,623.63
Beginning Period Amount	$4,214,623.63
Current Period Amortization	$376,830.49
Ending Period Required Amount	$3,837,793.14
Ending Period Amount	$3,837,793.14
Next Distribution Date Required Amount	$3,481,326.70

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	41
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	21.40%	23.14%	23.14%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.49%	26,957	97.60%	$175,683,984.72
30 - 60 Days	1.20%	329	1.90%	$3,427,086.62
61 - 90 Days	0.26%	71	0.45%	$807,352.22
91-120 Days	0.04%	12	0.05%	$89,141.71
121 + Days	0.00%	0	0.00%	$-
Total		27,369		$180,007,565.27

Delinquent Receivables 30+ Days Past Due
Current Period	1.51%	412	2.40%	$4,323,580.55
1st Preceding Collection Period	1.57%	445	2.47%	$4,817,779.85
2nd Preceding Collection Period	1.40%	408	2.17%	$4,551,638.46
3rd Preceding Collection Period	1.36%	410	2.15%	$4,816,766.22
Four-Month Average	1.46%		2.30%

Repossession in Current Period		16		$141,617.15
Repossession Inventory		54		$96,882.50

Current Charge-Offs
Gross Principal of Charge-Offs				$403,723.32
Recoveries				$(398,827.34)
Net Loss				$4,895.98

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.03%

Average Pool Balance for Current Period				$187,358,736.38

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.03%
1st Preceding Collection Period				0.63%
2nd Preceding Collection Period				-0.28%
3rd Preceding Collection Period				-0.19%
Four-Month Average				0.05%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	37	2,688	$39,523,802.22
Recoveries	46	2,470	$(22,167,365.07)
Net Loss			$17,356,437.15
Cumulative Net Loss as a % of Initial Pool Balance			1.40%

Net Loss for Receivables that have experienced a Net Loss *	26	2,075	$17,421,165.91
Average Net Loss for Receivables that have experienced a Net Loss			$8,395.74

Principal Balance of Extensions			$883,171.69
Number of Extensions			80

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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